Leases - Operating Lease (FY) (Details)	Dec. 31, 2019	Dec. 31, 2019 Municipality	Dec. 31, 2019 Non_municipal_public_body	Dec. 31, 2019 Railcar	Dec. 31, 2019 Towboat	Jul. 09, 2019
Cleco Power
Operating Leased Assets [Line Items]
Operating lease, number of lessors		2	1
Cleco Power | Railroad Transportation Equipment
Operating Leased Assets [Line Items]
Lessee, operating lease, number of leased assets				200
Cleco Power | Maritime Equipment
Operating Leased Assets [Line Items]
Term of operating lease (in years)	10 years
Lessee, operating lease, renewal term	5 years
Lessee, operating lease, number of leased assets | Towboat					3
Cleco Cajun | Railroad Transportation Equipment
Operating Leased Assets [Line Items]
Term of operating lease (in years)	12 months
Lessee, operating lease, renewal term	1 month
Lessee, operating lease, number of leased assets				135
Municipality One | Cleco Power | Utility System
Operating Leased Assets [Line Items]
Term of operating lease (in years)	10 years
Lessee, operating lease, renewal term						10 years
Municipality Two | Cleco Power | Utility System
Operating Leased Assets [Line Items]
Term of operating lease (in years)	10 years
Non-Municipal Public Body | Cleco Power | Utility System
Operating Leased Assets [Line Items]
Term of operating lease (in years)	27 years
Operating Lease, Expiring March 31, 2021 | Cleco Power | Railroad Transportation Equipment
Operating Leased Assets [Line Items]
Lessee, operating lease, number of leased assets				115
Operating Lease, Expiring March 31, 2020 | Cleco Power | Railroad Transportation Equipment
Operating Leased Assets [Line Items]
Lessee, operating lease, number of leased assets				85